                               [Graphic Omitted]


-----------------------------------------------------
COLONIAL HIGH YIELD MUNICIPAL FUND ANNUAL REPORT
-----------------------------------------------------

November 30, 1998

                           --------------------------
                           Not FDIC  May Lose Value
                           Insured   No Bank Guarantee
                          ---------------------------

                  COLONIAL HIGH YIELD MUNICIPAL FUND HIGHLIGHTS
                      DECEMBER 1, 1997 - NOVEMBER 30, 1998

INVESTMENT OBJECTIVE: Colonial High Yield Municipal Fund seeks a high level of after-tax total return by pursuing current income exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in medium- to lower-grade municipal bonds.

PORTFOLIO MANAGER COMMENTARY: "Significant interest rate volatility throughout the 12-month period created a challenging environment for bond market investors. Nevertheless, the Fund turned in above-average total returns.(1) This performance resulted from our positioning the portfolio to benefit from falling interest rates and the exceptional efforts of our research analysts."
                                                                - Maureen Newman

                 COLONIAL HIGH YIELD MUNICIPAL FUND PERFORMANCE

                                               CLASS A    CLASS B    CLASS C
-----------------------------------------------------------------------------
Inception dates                                9/1/94     6/8/92     8/1/97
12-month distributions declared per share(2)   $0.581     $0.500     $0.516
-----------------------------------------------------------------------------
SEC yields on 11/30/98(3)                       4.36%      3.82%      3.97%
Taxable-equivalent SEC yields(4)                7.22%      6.32%      6.57%
12-month total returns, assuming reinvestment   8.11%      7.29%       7.45%(5)
of all distributions and no sales charge or
contingent deferred sales charge (CDSC)
Net asset value per share on 11/30/98          $10.58     $10.58     $10.58

                  QUALITY BREAKDOWN (AS OF 11/30/98)
-------------------------------------------------------------------------------
AAA .........................  9.3%       BB ..........................  3.1%
AA ..........................  3.5%       B ...........................  1.5%
A ........................... 11.1%       Non-rated ................... 44.0%
BBB ......................... 27.4%       Cash equivalents ............  0.1%

Quality weightings are calculated as a percentage of total investments, including short-term obligations. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality weightings in the future.

(1) Please see page five for complete Lipper rankings.

(2) A portion of the Fund's income may be subject to the alternative minimum tax.

(3) The 30-day SEC yields on November 30, 1998 reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price per share at the end of the period. If the Distributor had not waived certain Fund expenses, the SEC yield for Class C shares would have been 3.81%.

(4) Taxable-equivalent SEC yields are based on the maximum federal income tax rate of 39.6%. The Fund may at times purchase tax-exempt securities at a discount, and some or all of this discount may be included in the Fund's ordinary income and will be taxable when distributed.

(5) Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Distributor. Absent these waivers or reimbursement arrangements, performance results would have been lower.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

                                                    [Photo of Stephen E. Gibson]

I am pleased to present the annual report for Colonial High Yield Municipal Fund for the 12-month period ended November 30, 1998.

Conditions for fixed-income investments varied considerably during the period. While the environment for bonds was generally positive, a variety of domestic and international factors created a volatile climate for fixed-income investors. In the U.S., periodic fears of inflation that had existed early in the period all but vanished during the second half, as an increasing number of signs pointed toward a gradually slowing U.S. economy. This environment set the stage for a series of interest rate cuts by the Federal Reserve in the fall of 1998, helping bond values end the period on a positive note.

Flight to quality was a theme that repeated itself at various times during the period. Abroad, the economic and financial turmoil that began in Asia in the fall of 1997 gradually spread to other less-developed markets. As a result, investors worldwide were drawn to the relative safety and stability of U.S. Treasury bonds. While returns on fixed-income investments, including municipals, were positive, investor demand for quality and stability made U.S. Treasury bonds the biggest winners.

The disciplined bond fund management style for which Colonial is known served investors well, helping the Fund outperform the majority of its peers over the past 12 months.1 For investors seeking competitive levels of tax-free income and the potential for long-term price appreciation, Colonial High Yield Municipal Fund remains a viable option for their investment portfolios.

The following report will provide you with more specific information on your Fund's performance and the market in which the Fund invests. Thank you for choosing Colonial High Yield Municipal Fund and for giving us the opportunity to serve your investment needs.

    Respectfully,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President
    January 13, 1999

(1) Please see page five for complete Lipper rankings.
    Because market and economic conditions change, there can be no assurance that the trends discussed above or on the following pages will continue.

                           PORTFOLIO MANAGEMENT REPORT

MAUREEN NEWMAN is portfolio manager of Colonial High Yield Municipal Fund and is vice president of Colonial Management Associates, Inc. The following is a discussion of the Fund's performance for the 12-month period ended November 30, 1998.

INTERNATIONAL EVENTS IMPACTED U.S. BOND PRICES
The period began on a positive note, with the U.S. economy strong and no clear signs of inflation. Throughout the year, however, a series of international crises were manifested domestically, affecting both stock and bond prices. Instability in Asia, along with political, economic and financial turmoil in Russia and Latin America, contributed to an increase in the U.S. trade deficit and continued concerns about corporate profitability. This fall, the Federal Reserve Board lowered short-term interest rates three times in an effort to renew investor confidence. Domestic consumption and employment remained strong. Sentiment about how these events might impact the U.S. economy in the long run shifted throughout the period, taking fixed-income investors on a roller coaster ride through much of the year. The yield on the 30-year Treasury bond ranged from 6.1% early in the period to 4.7% in October before settling at around 5% on November 30, 1998.

In an environment that, overall, was favorable for most bonds, returns on U.S. Treasury bonds overshadowed those of municipal and corporate bonds, particularly during the last six months of the period. Economic weakness and volatile financial markets abroad periodically produced significant demand for U.S. Treasury bonds, as investors sought refuge in higher-quality U.S. dollar-based investments.

Colonial High Yield Municipal Fund performed well during the period. The Fund generated a total return of 8.11% for Class A shares, based on net asset value, significantly outperforming the average return of funds in the Lipper High Yield Municipal Debt category, which was 6.59%. The Fund's performance placed it in the top quintile of its Lipper peer group during the 12-month period, ranking it third out of 52 funds.(1)

FUND POSITIONED TO BENEFIT FROM DECLINING INTEREST RATES
During the year, we kept the portfolio's duration relatively long and shifted assets into noncyclical sectors, which helped the Fund's performance. Duration management is designed to control the degree to which a fund's share price will fluctuate in response to a change in interest rates. In a period of falling rates and rising bond prices, bonds with longer durations can provide greater price appreciation potential. As an increasing number of signs pointed towards a slowing economy, we believed that interest rates would decline. By maintaining a duration that was slightly longer than that of the competition, the Fund's share price appreciated more, relative to its peer group, when interest rates fell.

Our strategic shift from cyclical to noncyclical sectors was based on the belief that economic weakness could start to creep into the market. Cyclical sectors tend to perform better in a growing economy, while noncyclical sectors tend to be less dependent on economic conditions. Most noticeably, we moved out of industrial revenue bonds in the steel, airline and chemical industries. We shifted these assets into less cyclical sectors such as education, including colleges, universities and secondary schools, and the senior housing sector, including nursing homes and assisted living centers. This strategy paid off, as many of the bonds we sold underperformed the market, while the bonds we owned in the portfolio either kept pace or outperformed the municipal market.

DETAILED CREDIT RESEARCH WAS A BIG CONTRIBUTOR TO PERFORMANCE

While buying the right bonds can boost a fund's performance, avoiding pitfalls in the municipal market is an equally important contributor toward positive performance. Our research analysts did an excellent job identifying hidden risks and opportunities during the period.

A good example of our research team's diligent work is a bond issued for an assisted living facility in California managed by Eskaton Corporation. Eskaton is a premier provider of senior assisted-living and nursing home facilities operating in northern California. Bearing the reputable Eskaton name, this non-rated issue (0.65% of total net assets) has strong capital, strong demand and a competitive coupon rate, making it a good example of the kind of new construction project we seek to participate in.

FUNDAMENTALS REMAIN REASONABLY FAVORABLE FOR THE TAX-EXEMPT MARKET
Our economic outlook for the bond market remains positive. In addition to recent layoffs at major multinational companies, commodity prices remain low. Both of these factors should help contain inflation in the coming year.

As cyclical industries tend to underperform during periods of slower economic growth, we will likely maintain our current weighting in non-cyclicals after aggressively moving into those sectors during the past 12 months. As attractive opportunities appear, we may gradually move back into select cyclicals in the future, focusing our efforts on the higher-quality issues.

(1) Source: Lipper, Inc. Lipper rankings are based on the Lipper High Yield Municipal Debt category. The Fund's Class A share ranking is in the first quartile for the one-year period (ranked 3rd out of 52 funds) and in the second quartile for the three-year period (ranked 12th out of 38 funds). Although Lipper did not calculate a five-year ranking for class A shares, the Fund's Class B share ranking is in the third quartile for the five-year period (ranked 14th out of 26 funds). Rankings do not include any sales charges. Performance for different share classes will vary with fees associated with each class. Past performance cannot guarantee future results.

            COLONIAL HIGH YIELD MUNICIPAL FUND INVESTMENT PERFORMANCE
                  VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX
               Change in Value of $10,000 from 6/30/92 - 11/30/98
                     Based on NAV and POP for Class A Shares

          NAV            POP            LEHMAN
------------------------------------------------
06/92   10,000          10,000          10,000
        10,251           9,764          10,300
        10,194           9,710          10,200
        10,227           9,742          10,266
        10,180           9,696          10,165
        10,264           9,776          10,347
        10,369           9,876          10,453
        10,433           9,938          10,575
        10,653          10,147          10,957
        10,625          10,120          10,841
        10,711          10,202          10,950
        10,745          10,235          11,012
        10,874          10,358          11,196
        10,909          10,391          11,211
        11,103          10,576          11,444
        11,202          10,670          11,575
        11,238          10,704          11,597
        11,187          10,655          11,494
        11,261          10,726          11,737
        11,369          10,829          11,871
        11,227          10,693          11,564
        10,851          10,335          11,093
        10,827          10,313          11,187
        10,902          10,384          11,284
        10,922          10,403          11,215
        11,077          10,551          11,420
        11,097          10,570          11,460
        11,023          10,500          11,292
        10,904          10,386          11,091
        10,748          10,238          10,891
        10,905          10,387          11,130
        11,166          10,636          11,449
        11,441          10,898          11,782
        11,577          11,027          11,917
        11,596          11,045          11,931
        11,910          11,345          12,312
        11,881          11,317          12,204
        11,960          11,392          12,320
        12,074          11,501          12,476
        12,202          11,622          12,555
        12,378          11,790          12,737
        12,605          12,006          12,949
        12,747          12,141          13,073
        12,803          12,195          13,172
        12,761          12,154          13,083
        12,615          12,016          12,916
        12,619          12,020          12,879
        12,624          12,024          12,874
        12,755          12,149          13,015
        12,822          12,213          13,132
        12,865          12,254          13,129
        13,010          12,392          13,313
        13,157          12,532          13,463
        13,344          12,711          13,710
        13,322          12,689          13,652
        13,352          12,718          13,678
        13,486          12,845          13,804
        13,379          12,743          13,619
        13,459          12,820          13,734
        13,621          12,974          13,940
        13,782          13,127          14,089
        14,109          13,438          14,479
        14,040          13,373          14,343
        14,203          13,529          14,513
        14,312          13,632          14,607
        14,405          13,721          14,693
        14,652          13,956          14,907
        14,859          14,153          15,061
        14,870          14,164          15,065
        14,880          14,174          15,079
        14,834          14,130          15,011
        15,044          14,330          15,248
        15,155          14,435          15,308
        15,165          14,444          15,347
        15,290          14,564          15,584
        15,489          14,753          15,778
        15,543          14,804          15,778
11/98   15,574          14,834          15,833


                 VALUE OF A $10,000 INVESTMENT MADE ON 6/30/92
                                 As of 11/30/98
 ---------------------------------------------------------------------------
     CLASS A                    CLASS B                     CLASS C
  NAV        POP             NAV      W/CDSC             NAV         W/CDSC
----------------------------------------------------------------------------
$15,574     $14,834       $15,085     $15,085          $15,116      $15,116

                          AVERAGE ANNUAL TOTAL RETURNS
                                 As of 11/30/98
----------------------------------------------------------------------------
                      CLASS A             CLASS B             CLASS C
INCEPTION             11/21/78            5/5/92               8/1/97
                    NAV        POP      NAV      W/CDSC     NAV       W/CDSC
----------------------------------------------------------------------------
1 YEAR             8.11%      2.98%    7.29%      2.29%    7.45%      6.45%
----------------------------------------------------------------------------
5 YEARS            6.84       5.81     6.16       5.84     6.21       6.21
----------------------------------------------------------------------------
LIFE               7.26       6.46     6.73       6.73     6.76       6.76
----------------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC). Public offering price (POP) returns include the maximum sales charges of 4.75%. The CDSC returns reflect the maximum charges of 5% for one year, 2% for five years, and 1% for one year for Class C shares.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class A and Class C shares (newer class shares) performance information includes returns of the Fund's Class B shares (the oldest existing fund class) for periods prior to the inception dates of the newer class shares. These Class B share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class B and the newer class shares.

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest in an index.

                                INVESTMENT PORTFOLIO
                          NOVEMBER 30, 1998 (IN THOUSANDS)

MUNICIPAL BONDS - 98.6%                                       PAR        VALUE
------------------------------------------------------------------------------
EDUCATION - 3.4%
   EDUCATION - 2.5%
   CA Statewide Communities Development Authority,
    Crossroads School for Arts & Sciences,
    Series 1998,
                           6.000%    08/01/2028  (a)      $ 1,200   $    1,215
   IL State Development Finance Authority,
    Latin School of Chicago,
    Series 1998:
                           5.600%    08/01/2018               250          254
                           5.650%    08/01/2028               500          507
   MA State Industrial Finance Agency,
    St. John's High School,
    Series 1998,
                           5.350%    06/01/2028               400          399
   ME South Berwick,
    Berwick Academy,
    Series 1998,
                           5.550%    08/01/2023               750          751
   MI Southfield Economic Development Corp.,
    Lawrence University,
    Series 1998-A,
                           5.400%    02/01/2018             1,000        1,003
   NM Santa Fe,
    College of Santa Fe,
    Series 1998-A,
                           5.500%    10/01/2028               250          252
   VT State Educational & Health Buildings
    Finance Agency, Norwich University,
    Series 1998,
                           5.750%    07/01/2013               600          628
                                                                    ----------
                                                                         5,009
                                                                    ----------
   STUDENT LOAN - 0.9%
   OH Cincinnati Student Loan Funding Corp.,
    Series-B,
                           6.750%    01/01/2007             1,685        1,730
                                                                    ----------

------------------------------------------------------------------------------
 HEALTHCARE - 21.2%
   HEALTH SERVICES - 0.2%
   IL State Health Facilities Authority,
    Midwest Physician Group, Ltd.,
    Series 1998,
                           5.500%    11/15/2019               325          319
                                                                    ----------
   HOSPITALS - 9.0%
   AL Alabama Special Care Facilities Authority,
    Montgomery Healthcare, Series 1989,
                          11.000%    10/01/2019               295          299
   CO State Health Care Facilities Authority,
    National Jewish Medical & Research Center,
    Series 1998,
                           5.375%    01/01/2023               830          827
   GA Baldwin County Hospital Authority,
    Oconee Regional Medical Center,
    Series 1998,
                           5.450%    12/01/2016             1,000        1,018
   GA Clayton Hospital Authority,
    The Woodlands Foundation, Inc.,
    Series 1991-A,
                           9.750%    05/01/2021  (b)        1,500          975
   GA Forsyth County Hospital Authority,
    Georgia Baptist Heathcare System,
    Series 1998,
                           6.000%    10/01/2008             1,000          996
   IL Health Facilities Authority,
    Thorek Hospital & Medical Center,
                           5.375%    08/15/2028               500          497
   LA State Public Facilities Authority,
    Pendleton Memorial Methodist Hospital,
    Series 1998,
                           5.250%    06/01/2017             1,000          975
   MI Flint Hospital Building Authority,
    Hurley Medical Center,
    Series 1998-A,
                           5.375%    07/01/2020               625          621
   MN Washington County Housing &
    Redevelopment Authority, Healtheast, Inc.,
    Series 1998,
                           5.250%    11/15/2012             1,250        1,229
   MO State Housing Development Commission,
    Freeman Health Systems,
    Series 1998,
                           5.250%    02/15/2018               750          740
   MS State Business Finance Corp.,
    Medical Foundation, Inc.,
    Series 1998,
                           5.625%    07/01/2023             1,150        1,156
   NH State Higher Educational & Health Facilities
    Authority, Littleton Hospital Association,
                           5.900%    05/01/2028               675          670
   OH Belmont County,
    East Ohio Regional Hospital,
    Series 1998,
                           5.700%    01/01/2013             1,500        1,481
   OH Marion County,
    Community Hospital,
    Series 1996,
                           6.375%    05/15/2011             1,000        1,098
   OH Sandusky County Memorial Hospital,
    Series 1998,
                           5.150%    01/01/2010               250          254
   PA Allegheny County Hospital Development,
    Ohio Valley General Hospital,
    Series 1998-A,
                           5.450%    01/01/2028             1,550        1,549
   PA Pottsville Hospital Authority,
    Pottsville Hospital & Warne Clinic,
    Series 1998,
                           5.625%    07/01/2024             1,000        1,005
   TX Lufkin Health Facilities Development Corp.,
    Memorial Health Systems of East Texas,
    Series 1998,
                           5.700%    02/15/2028               750          760
   VT State Educational & Health Building Authority,
    Springfield Hospital, Series-A,
                           7.750%    01/01/2013               605          682
   VT State Educational & Health Buildings
    Finance Agency,
    Brattleboro Memorial Hospital,
                           5.375%    03/01/2028             1,000          985
                                                                    ----------
                                                                        17,817
                                                                    ----------
   INTERMEDIATE CARE FACILITIES  - 1.9%
   IL Champaign,
    Hoosier Care, Inc.,
    Series 1989-A,
                           9.750%    08/01/2019               475          497
   IN Wabash First Mortgage, Hoosier
    Care, Inc., Series 1989-A,
                           9.750%    08/01/2019               475          498
   MA State Health & Educational Facilities Authority,
    Corp. for Independent Living,
                           8.100%    07/01/2018               595          666
   PA State Economic Development Financing Authority,
    Northwestern Human Services, Inc.,
    Series 1998-A,
                           5.250%    06/01/2014             2,150        2,105
                                                                    ----------
                                                                         3,766
                                                                    ----------
   LIFECARE - 3.7%
   CO State Health Care Facilities Authority,
    National Benevolent Association:
     Series 1998-A,
                           5.250%    01/01/2027               400          394
     Series 1998-B,
                           5.250%    02/01/2028               750          733
   KY State Economic Development Finance Authority,
    Christian Church Homes of Kentucky, Inc.,
    Series 1998,
                           5.500%    11/15/2030               800          801
   MI State Strategic Fund, Holland Home,
    Series 1998,
                           5.750%    11/15/2028               400          391
   MN Columbia Heights, Crest View Corp.,
    Series 1998,
                           6.000%    03/01/2033               740          741
   NH State Higher Educational & Health
    Facilities Authority, Rivermead
    at Peterborough, Series 1998,
                           5.625%    07/01/2018               500          493
   PA Philadelphia Authority for Industrial Development
    Baptist Home of Philadelphia, Series 1998-A:
                           5.500%    11/15/2018               530          522
                           5.600%    11/15/2028               860          835
   TN Metropolitan Government, Nashville &
    Davidson County, Blakefield at Green Hills,
    Series 1998,
                           5.650%    07/01/2024               575          564
   TX Abilene Health Facilities Development Corp.,
    Sears Methodist Retirement Obligation Group,
    Series 1998-A,
                           5.900%    11/15/2025             1,000          988
   WI State Health & Educational Facilities Authority,
    Attic Angel Obligated Group,
                           5.750%    11/15/2027               875          853
                                                                    ----------
                                                                         7,315
                                                                    ----------
   NURSING HOMES - 6.4%
   CO State Health Facilities Authority,
    Volunteers of America Care Facilities, Inc.,
    Series 1998-A:
                           5.450%    07/01/2008               250          250
                           5.750%    07/01/2020               700          688
   DE State Economic Development Authority,
    Churchman Village Project,
    Series-A,
                          10.000%    03/01/2021               740          931
   DE Sussex County, Healthcare Facility,
    Delaware Health Corporation, Series
    1994-A,
                           7.600%    01/01/2024             1,000        1,059
   FL Gadsden County Industrial
    Development Authority,
    Florida Properties, Inc., Series 1988-A,
                          10.450%    10/01/2018               335          341
   IA State Finance Authority,
    Care Initiatives Project,
    Series 1996,
                           9.250%    07/01/2025               500          668
   IA State Finance, Care Initiatives Authority,
    Series 1998-B:
                           5.750%    07/01/2018               600          599
                           5.750%    07/01/2028             1,475        1,462
   KS Halstead Industrial Health Care
    Project,
                          10.250%    08/01/2013 (b)           335          114
   MA State Industrial Finance Agency,
    GF/Massachusetts, Inc.,
    Series 1994,
                           8.300%    07/01/2023               970        1,089
   MI Cheboygan County Economic
    Development Corp.,
    Metro Health Foundation Project, Series 1993,
                          10.000%    11/01/2022               600          600
   MN Minneapolis,
    Walker Methodist Senior Services Group,
    Series 1998-A,
                           6.000%    11/15/2028 (c)         1,000          998
   NJ Economic Development Authority
    Geriatric and Medical Service,
    Incorporated, Series-A,
                          10.500%    05/01/2004                85           90

   NM State Hospital Equipment Loan Council,
    Memorial Medical Center,
    Series 1998,
                           5.500%    06/01/2028             1,000          979
   PA Chester County Industrial Development,
    Pennsylvania Nursing Home, Inc.,
    Series 1989,
                          10.125%    05/01/2019 (b)           434          399
   PA Delaware County Authority,
    Main Line and Haverford Nursing,
    Series 1992,
                           9.000%    08/01/2022                50           58
   PA Lackawanna County Industrial Authority,
    Greenridge Nursing Center,
                          10.500%    12/01/2010               180          200
   PA Luzerna County Industrial Development Authority
    Millville Nursing Center,
                          10.500%    12/01/2012               220          240
   PA Montgomery County Higher Education
    & Health Authority,
    Roslyn-Hatboro, Inc. Project,
                           9.000%    11/15/2022               295          236
   TX Kirbyville Health Facilities Development Corp.,
    Heartway III Project:
     Series 1997-A,
                          10.000%    03/20/2018               591          593
     Series 1997-B,
                          (d)        03/20/2004               100           54
   WA Kitsap County Housing Authority,
    Martha & Mary Nursing Home,
                           7.100%    02/20/2036 (e)         1,000        1,188
                                                                    ----------
                                                                        12,836
                                                                    ----------

------------------------------------------------------------------------------
 HOUSING - 19.1%
   ASSISTED LIVING/SENIOR - 6.6%
   CA Abag Finance Authority for Nonprofit Corps.,
    Eskaton Gold River Lodge,
    Series 1998:
                           6.375%    11/15/2015               750          743
                           6.375%    11/15/2028               550          538
   IL Clarendon Hills Residential Facilities,
    Churchill Estate,
    Series 1998-A:
                           6.750%    03/01/2031             1,365        1,387
                           6.750%    03/01/2024             1,050        1,067
   IL State Development Finance Authority,
    Care Institute, Inc.,
                           8.250%    06/01/2025             2,000        2,250
   MA Boston Industrial Development
    Finance Authority, Springhouse, Inc.,
    Series 1988,
                           5.875%    07/01/2020               500          497
   MN Roseville,
    Care Institute, Inc.,
    Series 1993,
                           7.750%    11/01/2023             1,250        1,262
   NY Glen Cove Housing Authority,
    Mayfair Senior Living,
                           8.250%    10/01/2026             2,000        2,274
   PA Montgomery County Industrial
    Development Authority, Assisted
    Living Facility, Series 1993-A,
                           8.250%    05/01/2023               605          671
   TX Bell County Health Facilities
    Development Corp., Care Institute, Inc.,
                           9.000%    11/01/2024             1,000        1,146
   WI State Health & Educational
    Facilities Authority, United Lutheran
    Program for Aging, Inc.,
                           5.700%    03/01/2028               750          740
   WI State Health & Educational
    Facilities Authority, Clement Manor,
    Series 1998,
                           5.750%    08/15/2024               450          435
                                                                    ----------
                                                                        13,010
                                                                    ----------
   MULTI-FAMILY - 7.8%
   DE Wilmington,
    Electra Arms Senior Association Project,
                           6.250%    06/01/2028             1,000          978
   FL State Housing Finance Agency,
    Windsong Apartments,  Series 1993-C,
                           9.250%    01/01/2019               750          675
   MN Lakeville,
    Southfork Apartment Project,
    Series 1989-A,
                           9.875%    02/01/2020               700          704
   MN Washington County Housing &
    Redevelopment Authority,
    Cottages of Aspen, Series 1992,
                           9.250%    06/01/2022               495          546
   MN White Bear Lake,
    Birch Lake Townhomes Project,
    Series 1989-A,
                           9.750%    07/15/2019               750          761
   NC Eastern Carolina Regional Housing
    Authority, New River Apartments
    Jacksonville, Series 1994,
                           8.250%    09/01/2014             1,380        1,492
   Resolution Trust Corp.,
    Pass Through Certificates, 1993-A,
                           8.500%    12/01/2016 (f)         4,248        4,380
   SC State Housing Finance and Development
    Multi-Family Housing Finance Revenue,
    Westbridge Apartments, Series-A,
                           9.500%    09/01/2020               607          623
   TN Franklin Industrial Development Board,
    Landings Apartment Project,
    Series 1996-B,
                           8.750%    04/01/2027             1,775        1,815
   TX Galveston Health Facilities Center,
    Driftwood Apartments,
                           8.000%    08/01/2023             1,000        1,074
   VA Alexandria Redevelopment
    & Housing Authority, Courthouse
    Commons Apartments, Series 1990-A,
                          10.000%    01/01/2021               500          510
   WA Vancouver Housing Authority,
    Series I,
                           5.500%    03/01/2028             2,000        2,035
                                                                    ----------
                                                                        15,593
                                                                    ----------
   SINGLE FAMILY - 4.7%
   CO Housing Finance Authority, Series D-1,
                           7.375%    06/01/2026             1,820        2,008
   CO State Housing Finance Authority,
    Series 1997 A-2,
                           7.250%    05/01/2027               800          912
   MO State Housing Development Commission,
    Series-C,
                           7.250%    09/01/2026             2,690        3,043
   NJ State Housing & Mortgage Finance Agency,
    Series 1989-D,
                           7.700%    10/01/2029               680          705
   PA State Housing Finance Agency,
    Series 1994 42,
                           6.850%    04/01/2025             2,435        2,653
                                                                    ----------
                                                                         9,321
                                                                    ----------

------------------------------------------------------------------------------
 OTHER- 10.7%
   OTHER - 2.6%
   IN Hammond,
    American Maize Products Co.,
    Series 1994,
                           8.000%    12/01/2024             2,000        2,338
   LA Port New Orleans Industrial Development,
    Continental Grain Company, Series 1993,
                           7.500%    07/01/2013             2,000        2,123
   MD Baltimore,
    Park Charles Project, Series 1986,
                           8.000%    01/01/2010               595          640
                                                                    ----------
                                                                         5,101
                                                                    ----------
   REFUNDED/ESCROWED (g) - 8.1%
   CA Colton Public Financing Authority,
    Series 1995,
                           7.500%    10/01/2020             1,000        1,173
   CA San Joaquin Hills Transportation
    Corridor Agency,
    Series 1993,
                          (d)        01/01/2023 (e)         5,250        1,573
   CO Denver City and County Airport,
    Series-A,
                           8.500%    11/15/2023                25           28
   FL Clearwater Housing Authority,
    Hampton Apartments, Series 1994,
                           8.250%    05/01/2024             2,000        2,465
   ID State Health Facilities Authority,
    IHC Hospitals, Inc.,
                           8.700%    02/15/2021             1,000        1,231
   IL State Health Facilities Authority,
    Edgewater Medical Center,
    Series-A,
                           9.250%    07/01/2024             1,990        2,528
   MA State Industrial Finance Agency,
    Series 1990,
                           9.000%    10/01/2020               910        1,015
   MN Mille Lacs Capital Improvement Authority,
    Mille Lacs Band of Chippewa,
    Series 1992-A,
                           9.250%    11/01/2012               605          740
   NC Lincoln County, Lincoln County Hospital,
                           9.000%    05/01/2007               295          357
   PA Delaware County Authority,
    Southeastern Pennsylvania Obligated Group,
    Series 1996,
                           6.000%    12/15/2026             2,500        2,808
   TN Shelby County, Health, Education,
    & Housing Facilities Board, Open Arms
    Development Center:
     Series 1992-A,
                           9.750%    08/01/2019               330          468
    Series 1992-C,
                           9.750%    08/01/2019               325          461
   WA State Health Care Facilities Authority,
    Grays Harbor Community Hospital,
    Series 1993:
                           7.200%    07/01/2003               170          182
                           8.025%    07/01/2020               960        1,061
                                                                    ----------
                                                                        16,090
                                                                    ----------

------------------------------------------------------------------------------
 OTHER REVENUE - 16.8%
   CHEMICALS - 1.8%
   WY Sweetwater County,
    FMC Corp. Project,
    Series 1994-A,
                           7.000%    06/01/2024             3,325        3,648
                                                                    ----------
   HOTELS - 1.3%
   MN Minneapolis, Metrodome Project,
                           6.000%    12/01/2001               400          405
   PA Philadelphia Authority for Industrial
    Development, Starwood,
                           6.500%    10/01/2027             2,000        2,120
                                                                    ----------
                                                                         2,525
                                                                    ----------
   INDUSTRIAL - 7.8%
   GA Wayne County Development Authority,
    Solid Waste Disposal, ITT Rayonier, Inc.,
    Series 1990,
                           8.000%    07/01/2015               500          533
   IL State Development Finance Authority,
    Armstrong World Industries, Inc. Project,
                           5.950%    12/01/2024             2,000        2,237
   IL Will-Kankakee Regional Development Authority,
    Flanders Corp./Precisionaire Project, Series 1997,
                           6.500%    12/15/2017               970        1,026
   MD Baltimore County,
    Bethlehem Steel Corp. Project, Series-B,
                           7.500%    06/01/2015             2,000        2,180
   MI State Strategic Fund,
    Michigan Sugar Co.,
    Sebewaing Project, Series 1998-A,
                           6.250%    11/01/2015             1,000          996
   MN Brooklyn Park,
    TL Systems Corp.,
    Series 1991,
                          10.000%    09/01/2016               510          622
   MN Buffalo,
    Von Ruden Manufacturing, Inc.,
    Series 1989,
                          10.500%    09/01/2014               740          786
   NV Henderson Public Improvement Trust,
    Dongsung America Co., Inc.,
    Series 1998,
                           7.000%    11/01/2010               500          501
   OH Cuyahoga County, Joy Technologies, Inc.,
    Series 1992,
                           8.750%    09/15/2007               360          404
   TN McKenzie Industrial Development Board,
    American Lantern Co.,
                          10.500%    05/01/2016 (b)           454          272
   TX Trinity River Authority,
    Texas Instruments Project,
    Series 1996,
                           6.200%    03/01/2020             2,000        2,183
   WA Pilchuck Public Development Corp.,
    Goodrich (B.F.) Co. Tarmac Project,
    Series 1993,
                           6.000%    08/01/2023             3,500        3,611
                                                                    ----------
                                                                        15,351
                                                                    ----------
   OIL AND GAS - 1.0%
   WA Pierce County Economic
    Development Corp.,
    Occidental Petroleum Co.,
                           5.800%    09/01/2029             2,000        2,022
                                                                    ----------
   PAPER PRODUCTS - 2.9%
   GA Rockville County Development
    Authority, Solid Waste Disposal, Visy
    Paper, Inc., Series 1993,
                           7.500%    01/01/2026             1,800        1,917
   SC Darlington County:
    Industrial Development Authority,
    Sonoco Products Co. Project,
                           6.125%    06/01/2025             2,000        2,139
    Sonoco Products Co.,
    Series 1996,
                           6.000%    04/01/2026             1,500        1,610
                                                                    ----------
                                                                         5,666
                                                                    ----------
   RECREATION - 0.5%
   NM Red River Sports Facility,
    Red River Ski Area Project,
    Series 1998,
                           6.450%    06/01/2007             1,000        1,005
                                                                    ----------
   RETAIL - 1.5%
   NJ State Economic Development Authority,
    Glimcher Properties LP Project,
                           6.000%    11/01/2028             1,000        1,001
   OH Lake County,
    North Madison Properties,
    Series 1993,
                           8.819%    09/01/2011               545          625
   VA Virginia Beach Development Authority,
    SC Diamond Associates, Inc.,
                           8.000%    12/01/2010             1,280        1,427
                                                                    ----------
                                                                         3,053
                                                                    ----------

------------------------------------------------------------------------------
 RESOURCE RECOVERY - 4.4%
   DISPOSAL - 2.9%
   CT State Development Authority,
    Sewer Sludge Disposal Facilities,
    NETCO New Haven,
    Series 1996,
                           8.250%    12/01/2006             1,000        1,134
   CT State Disposal Facility,
    NETCO Waterbury Ltd.,
    Series 1995,
                           9.375%    06/01/2016             1,450        1,707
   GA Fulton County Development Authority,
    Very, Inc.,
                          10.500%    12/01/2007               110          116
   MA State Industrial Finance Agency:
    Massachusetts Environmental Services,
    Series 1994-A,
                           8.750%    11/01/2021 (b)           980          784
    Peabody Monofill Associates,
    Series 1995,
                           9.000%    09/01/2005               850          940
   UT Carbon County,
    Laidlaw Environmental, Series A,
                           7.450%    07/01/2017             1,000        1,108
                                                                    ----------
                                                                         5,789
                                                                    ----------
   RESOURCE RECOVERY - 1.5%
   MA State Industrial Finance Agency,
    Ogden Haverhill Project,
    Series 1998-A,
                           5.500%    12/01/2013               500          507
   PA Delaware County Industrial
    Development Authority, Series-A,
                           6.200%    07/01/2019             2,225        2,382
                                                                    ----------
                                                                         2,889
                                                                    ----------

------------------------------------------------------------------------------
 TAX-BACKED - 5.1%
   LOCAL GENERAL OBLIGATIONS - 0.2%
   CA Roseville Unified High School District,
    Series-B,
                          (d)        06/01/2020             1,000          335
                                                                    ----------
   SPECIAL NON-PROPERTY TAX - 1.9%
   IL Metropolitan Pier & Exposition Authority,
    McCormick Place Expansion,
                          (d)        06/15/2017             6,750        2,644
   IL State Development Finance Authority,
    City of Marion Project,
    Series 1991,
                           9.625%    09/15/2021             1,160          870
   LA Jefferson Parish School Board,
    Series 1998,
                          (d)        03/01/2010               500          301
                                                                    ----------
                                                                         3,815
                                                                    ----------
   SPECIAL PROPERTY TAX - 3.0%
   CA Carson,
    Series 1992,
                           7.375%    09/02/2022               940        1,011
   CA Pleasanton Joint Powers Financing
    Reassessment Subordinated Revenue,
    Series 1993-B,
                           6.750%    09/02/2017             1,755        1,897
   CA Poway Community Facilities District,
    No. 88-1 Parkway Business Center,
    Series 1998,
                           6.750%    08/15/2015               575          629
   CA Riverside County Public Financing Authority,
    Redevelopment Projects, Series A,
                           5.500%    10/01/2022               700          714
   FL Lexington Oaks Community Development District:
    Series 1998-A,
                           6.125%    05/01/2019               300          302
    Series 1998-B,
                           5.500%    05/01/2005               750          746
   FL Orlando,
    Conroy Road Interchange Project,
    Series 1998-A:
                           5.500%    05/01/2010 (c)           125          124
                           5.800%    05/01/2026 (c)           500          493
                                                                    ----------
                                                                         5,916
                                                                    ----------

------------------------------------------------------------------------------
 TRANSPORTATION - 7.5%
   AIR TRANSPORTATION - 3.9%
   CO Denver City & County Airport,
    United Airlines, Inc.,
    Series 1992-A,
                           6.875%    10/01/2032             3,000        3,229
   IN Indianapolis Airport Authority,
    Federal Express Corp.,
    Series 1994,
                           7.100%    01/15/2017             4,000        4,452
                                                                    ----------
                                                                         7,681
                                                                    ----------
   AIRPORTS - 1.8%
   CO Denver City and County Airport,
    Series-C:
                           6.750%    11/15/2022               985        1,074
                           7.750%    11/15/2021             1,585        1,748
                           8.500%    11/15/2023               225          246
   OH Toledo-Lucas County Port Authority,
    Series 1998,
                           5.500%    05/15/2020               590          578
                                                                    ----------
                                                                         3,646
                                                                    ----------
   TOLL FACILITIES - 1.8%
    CA Foothill Eastern Transportation
    Corridor Agency,
    Series 1995-A,
                          (d)        01/01/2015             8,000        3,470
                                                                    ----------

------------------------------------------------------------------------------
 UTILITY - 10.4%
   INDIVIDUAL POWER PRODUCER - 5.6%
   FL Martin County Industrial
    Development Authority,
    Indiantown Cogeneration Project, Series 1994 A,
                           7.875%    12/15/2025             1,000        1,153
   NY Port Authority of New York & New Jersey,
    KIAC Partners, Series 1996 IV,
                           6.750%    10/01/2011             2,000        2,243
   OH State Water Development Authority,
    Bay Shore Power Project,
    Series 1998-A,
                           5.875%    09/01/2020             2,500        2,516
   PA State Economic Development Financing Authority:
    Colver Project, Series D,
                           7.150%    12/01/2018             3,650        4,062
    Northampton Generating, Series-A,
                           6.500%    01/01/2013             1,000        1,063
                                                                    ----------
                                                                        11,037
                                                                    ----------
   INVESTOR OWNED - 2.6%
   AZ Pima County Industrial Development Authority,
    Tucson Electric Power Co., Series-A,
                           6.100%    09/01/2025               760          767
   CT State Development Authority,
    Connecticut Light & Power Co.,
    Series 1993-B,
                           5.950%    09/01/2028               300          301
   MS State Business Finance Corp.,
    Systems Energy Resources Project,
    Series 1998,
                           5.875%    04/01/2022             1,500        1,494
   NM Farmington,
    San Juan Public Service Co. Project, Series-D,
                           6.375%    04/01/2022             2,000        2,147
   OH State Water Development Authority,
    Pennsylvania Power Co.,
                           8.100%    01/15/2020               500          526
                                                                    ----------
                                                                         5,235
                                                                    ----------
   JOINT POWER AUTHORITY - 0.4%
   MN Southern Minnesota Municipal
    Power Agency, Series 1994-A,
                          (d)        01/01/2025             2,660          716
                                                                    ----------
   MUNICIPAL ELECTRIC - 1.2%
   WA Chelan County Public Utilities District No. 1,
    Columbia River Rock Hydroelectric,
                          (d)        06/01/2014             5,000        2,343
                                                                    ----------
   WATER & SEWER - 0.6%
   LA Public Facility Belmont Water
    Authority,
                           9.000%    03/15/2024 (h)           585          527
   MS Five Lakes Utility District,
                           8.250%    07/15/2024               400          320
   NJ State Economic Development Authority,
    Hills Development Co.,
                          10.500%    09/01/2008               400          411
                                                                    ----------
                                                                         1,258
                                                                    ----------

TOTAL MUNICIPAL BONDS (cost of $184,152)(i)                            195,307
                                                                    ----------

SHORT-TERM OBLIGATIONS - 0.1%
------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES (j)
   ID State Health Facilities Authority,
    St. Lukes Regional Medical Facility,
    Series 1995,
                           3.300%    05/01/2022               100          100

   IL State Educational Facilities Authority,
                           3.150%    12/01/2025               100          100
                                                                    ----------

TOTAL SHORT-TERM OBLIGATIONS                                               200
                                                                    ----------

OTHER ASSETS & LIABILITIES, NET - 1.3%                                   2,562
------------------------------------------------------------------------------

NET ASSETS - 100%                                                   $  198,069
                                                                    ----------

NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------------------------------
(a) This is a restricted security which was acquired on August 21, 1998 and August 31, 1998 at an aggregate cost of $1,200. This security represents 0.6% of the Fund's net assets as of November 30, 1998.
(b) This issuer is in default of certain debt covenants. Income is not being accrued.
(c) This security has been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement date.
(d) Zero coupon bond.
(e) These securities, or a portion thereof, with a total market value of $13,964, are being used to collateralize the delayed delivery purchases indicated in note (c) above and open futures contracts.
(f) This security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 1998, the value of this security amounted to $4,380 or 2.2% of net assets.
(g) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.
(h) This is a restricted security which was acquired on March 22, 1994 at a cost of $585. This security represents 0.3% of the Fund's net assets as of November 30, 1998.
(i) Cost for federal income tax purposes is $184,173.
(j) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 1998.

Short futures contracts open at November 30, 1998:
                                                             Unrealized
                       Par value                             appreciation/
                      covered by         Expiration          depreciation
       Type            contracts           month             at 11/30/98
------------------------------------------------------------------------------
   Municipal Bond      $    3,500       December              $       (7)
   Treasury Bond            7,000          March                     216
                                                              ----------
                                                              $      209
                                                              ----------

See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                                NOVEMBER 30, 1998

(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $184,152)                              $ 195,307
Short-term obligations                                                  200
                                                                  ---------
                                                                    195,507
Receivable for:
  Interest                                          $ 3,795
  Investments sold                                    1,297
  Fund shares sold                                      365
  Variation margin on futures                           104
Other                                                   108           5,669
                                                    -------       ---------
    Total Assets                                                    201,176

LIABILITIES
Payable for:
  Investments                                         1,615
  Fund shares repurchased                               761
  Distributions                                         711
Accrued:
  Deferred Trustees fees                                  5
Other                                                    15
                                                    -------
    Total Liabilities                                                 3,107
                                                                  ---------

NET ASSETS                                                        $ 198,069
                                                                  ---------

Net asset value & redemption price per share -
Class A ($64,749/6,119)                                           $   10.58(a)
                                                                  ---------
Maximum offering price per share - Class A
($10.58/0.9525)                                                   $   11.11(b)
                                                                  ---------
Net asset value & offering price per share -
Class B ($130,691/12,350)                                         $   10.58(a)
                                                                  ---------
Net asset value & offering price per share -
Class C ($2,629/248)                                              $   10.58(a)
                                                                  ---------

COMPOSITION OF NET ASSETS
Capital paid in                                                   $ 189,590
Overdistributed net investment income                                  (461)
Accumulated net realized loss                                        (2,424)
Net unrealized appreciation on:
  Investments                                                        11,155
  Open futures contracts                                                209
                                                                  ---------
                                                                  $ 198,069
                                                                  ---------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 1998

(in thousands)
INVESTMENT INCOME
Interest                                                          $  12,646

EXPENSES
Management fee                                      $ 1,102
Service fee                                             493
Distribution fee - Class B                            1,021
Distribution fee - Class C                               10
Transfer agent                                          292
Bookkeeping fee                                          78
Trustees fee                                             11
Custodian fee                                             4
Audit fee                                                29
Legal fee                                                32
Registration fee                                         31
Reports to shareholders                                  10
Other                                                    13
                                                    -------
                                                      3,126
Fees waived by the Distributor - Class C                 (2)          3,124
                                                    -------       ---------
       Net Investment Income                                          9,522
                                                                  ---------

NET REALIZED & UNREALIZED GAIN ON PORTFOLIO POSITIONS
Net realized gain on:
 Investments                                          3,365
 Closed futures contracts                             1,067
                                                    -------
     Net Realized Gain                                                4,432
Net change in unrealized appreciation
 during the period on:
 Investments                                            230
 Open futures contracts                                 145
                                                    -------
   Net Change in Unrealized Appreciation                                375
                                                                  ---------
       Net Gain                                                       4,807
                                                                  ---------
Increase in Net Assets from Operations                            $  14,329
                                                                  ---------

See notes to financial statements.

                    STATEMENT OF CHANGES IN NET ASSETS

(in thousands)                                      Year ended November 30
                                                   ------------------------
INCREASE (DECREASE) IN NET ASSETS                     1998          1997 (a)
Operations:
Net investment income                              $  9,522       $   9,982
Net realized gain (loss)                              4,432          (1,550)
Net unrealized appreciation                             375           5,265
                                                   --------       ---------
    Net Increase from Operations                     14,329          13,697
Distributions:
From net investment income - Class A                 (3,168)         (2,677)
In excess of net investment income - Class A            (87)            (29)
From net investment income - Class B                 (6,290)         (7,352)
In excess of net investment income - Class B           (172)            (80)
From net investment income - Class C                    (64)             (4)
In excess of net investment income - Class C             (2)             --
                                                   --------       ---------
                                                      4,546           3,555
                                                   --------       ---------
Fund Share Transactions:
Receipts for shares sold - Class A                   22,822          21,128
Value of distributions reinvested - Class A           1,460           1,026
Cost of shares repurchased - Class A                (13,666)         (7,723)
                                                   --------       ---------
                                                     10,616          14,431
                                                   --------       ---------
Receipts for shares sold - Class B                   18,931          27,096
Value of distributions reinvested - Class B           2,939           3,211
Cost of shares repurchased - Class B                (36,706)        (35,777)
                                                   --------       ---------
                                                    (14,836)         (5,470)
                                                   --------       ---------
Receipts for shares sold - Class C                    2,628             354
Value of distributions reinvested - Class C              46               2
Cost of shares repurchased - Class C                   (406)            (17)
                                                   --------       ---------
                                                      2,268             339
                                                   --------       ---------
    Net Increase (Decrease) from Fund Share
      Transactions                                   (1,952)          9,300
                                                   --------       ---------
        Total Increase                                2,594          12,855
NET ASSETS
Beginning of period                                 195,475         182,620
                                                   --------       ---------
End of period (net of overdistributed
net investment income of $461 and $93,
respectively)                                      $198,069       $ 195,475
                                                   --------       ---------

(a) Class C shares were initially offered on August 1, 1997.

See notes to financial statements.

                   STATEMENT OF CHANGES IN NET ASSETS - CONT.

(in thousands)                                      Year ended November 30
                                                   ------------------------
NUMBER OF FUND SHARES                                1998          1997 (a)
Sold - Class A                                        2,165           2,087
Issued for distributions reinvested - Class A           139             101
Repurchased - Class A                                (1,297)           (761)
                                                   --------       ---------
                                                      1,007           1,427
                                                   --------       ---------
Sold - Class B                                        1,798           2,678
Issued for distributions reinvested - Class B           280             316
Repurchased - Class B                                (3,489)         (3,529)
                                                   --------       ---------
                                                     (1,411)           (535)
                                                   --------       ---------
Sold - Class C                                          250              35
Issued for distributions reinvested - Class C             4             (b)
Repurchased - Class C                                   (39)             (2)
                                                   --------       ---------
                                                        215              33
                                                   --------       ---------

                             NOTES TO FINANCIAL STATEMENTS
                                   NOVEMBER 30, 1998

NOTE 1. ACCOUNTING POLICIES
-------------------------------------------------------------------------------
ORGANIZATION: Colonial High Yield Municipal Fund (the Fund), a series of Colonial Trust IV, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high level of after-tax total return by pursuing current income exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in medium-to-lower-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge and a 1.00% contingent deferred sales charge on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
-------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each fund's pro-rata portion of the combined average net assets of the Fund, Colonial Tax-Exempt Fund and Colonial Tax-Exempt Insured Fund as follows:

     Average Net Assets                           Annual Fee Rate
     ------------------                           ---------------
      First $1 billion                                 0.60%
       Next $2 billion                                 0.55%
       Next $1 billion                                 0.50%
       Over $4 billion                                 0.45%

BOOKKEEPING FEE: The Advisor provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE: Liberty Funds Services, Inc., formerly Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of of the Advisor, provides shareholder services for a monthly fee equal to 0.13% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

Effective January 1, 1997 and continuing through calendar year 1997, the Transfer Agent fee was reduced by 0.01% in cumulative monthly increments, resulting in a decrease in the fee from 0.14% to 0.13% annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Funds Distributor, Inc., formerly Liberty Financial Investments, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the year ended November 30, 1998, the Fund has been advised that the Distributor retained net underwriting discounts of $26,118 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of none, $393,882, and $1,080 on Class A, Class B, and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3.  PORTFOLIO INFORMATION
-------------------------------------------------------------------------------
INVESTMENT ACTIVITY: For the year ended November 30, 1998, purchases and sales of investments, other than short-term obligations were $69,942,253 and $69,302,980, respectively.

Unrealized appreciation (depreciation) at November 30, 1998, based on cost of investments for federal income tax purposes was:

             Gross unrealized appreciation                     $ 12,932,998
             Gross unrealized depreciation                        (1,799,094)
                                                               -------------
                     Net unrealized appreciation               $ 11,133,904
                                                               -------------

CAPITAL LOSS CARRYFORWARDS: At November 30, 1998, capital loss carryforwards, available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                   Year of                          Capital loss
                  expiration                        carryforward
                  ----------                        ------------
                     2003                              $ 684,000
                     2005                              1,526,000
                                                    ------------
                                                    $  2,210,000
                                                    ------------

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may invest in municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 4.  LINE OF CREDIT
-------------------------------------------------------------------------------
The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the year ended November 30, 1998.

NOTE 5.  RESULTS OF SPECIAL MEETING OF SHAREHOLDERS  (UNAUDITED)
-------------------------------------------------------------------------------
On October 30, 1998, a Special Meeting of Shareholders of the Fund was held to approve the following items, all as described in the Proxy Statement for the Meeting. On August 21, 1998, the record date for the Meeting, the Fund had outstanding 18,553,184 shares of beneficial interest. The votes cast at the Meeting were as follows:

                                                                    AUTHORITY
                                      FOR                           WITHHELD
                                      ---                           --------
To elect a Board of Trustees:
      Robert J. Birnbaum           10,652,443                        375,716
      Tom Bleasdale                10,652,816                        375,343
      John Carberry                10,650,997                        377,162
      Lora S. Collins              10,651,946                        376,213
      James E. Grinnell            10,653,082                        375,077
      Richard W. Lowry             10,653,082                        375,077
      Salvatore Macera             10,650,624                        377,535
      William E. Mayer             10,653,082                        375,077
      James L. Moody, Jr.          10,652,709                        375,450
      John J. Neuhauser            10,653,082                        375,077
      Thomas E. Stitzel            10,652,133                        376,026
      Robert L. Sullivan           10,652,709                        375,450
      Anne-Lee Verville            10,650,997                        377,162

To amend fundamental investment policies regarding borrowing and lending:

                     FOR            AGAINST           ABSTAIN
                     ---            -------           -------
                  8,176,385         232,600           632,545

To approve policies for a master fund/feeder fund structure:

                     FOR            AGAINST           ABSTAIN
                     ---            -------           -------
                  8,019,349         321,200           700,982

To reclassify the fundamental investment policy regarding the purchase of illiquid securities:
                     FOR            AGAINST           ABSTAIN
                     ---            -------           -------
                  7,986,238         361,745           693,544

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                     Year ended November 30
                           ------------------------------------------
                                              1998
                            Class A          Class B        Class C
                           ----------      -----------     ----------
Net asset value -
  Beginning of period       $ 10.340         $ 10.340       $ 10.340
                            --------         --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income          0.561            0.480          0.496(a)
Net realized and
  unrealized gain              0.260            0.260          0.260
                            --------         --------       --------
  Total from Investment
    Operations                 0.821            0.740          0.756
                            --------         --------       --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
  income                      (0.565)          (0.487)        (0.502)
In excess of net
  investment income           (0.016)          (0.013)         (0.014)
                            --------         --------       --------
  Total Distributions Declared
    to Shareholders           (0.581)          (0.500)        (0.516)
                            --------         --------       --------
Net asset value -
  End of period             $ 10.580         $ 10.580       $ 10.580
                            --------         --------       --------
Total return (b)               8.11%            7.29%          7.45%(c)
                            --------         --------       --------

RATIOS TO AVERAGE NET ASSETS
Expenses (d)                   1.07%            1.82%          1.67%(a)
Net investment income (d)      5.37%            4.62%          4.77%(a)
Portfolio turnover               36%              36%            36%
Net assets at end
  of period (000)           $ 64,749        $ 130,691        $ 2,629

(a) Net of fees waived by the Distributor which amounted to $0.016 per share and 0.15%.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

-------------------------------------------------------------------------------
Federal Income Tax Information (unaudited)
All of the income distributions will be treated as exempt income for federal income tax purposes.
-------------------------------------------------------------------------------

                          FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                      Year ended November 30
                           -------------------------------------------
                                              1997
                            Class A         Class B        Class C (a)
                           -----------     -----------     -----------
Net asset value -
  Beginning of period        $ 10.160        $ 10.160        $ 10.320
                             --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income           0.592           0.516           0.176
Net realized and
  unrealized gain (loss)        0.188           0.188           0.018 (b)
                             --------        --------        --------
  Total from Investment
    Operations                  0.780           0.704           0.194
                             --------        --------        --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
  income                       (0.594)         (0.518)         (0.174)
In excess of net
  investment income            (0.006)         (0.006)              -
                             --------        --------        --------
  Total Distributions Declared
    to Shareholders            (0.600)         (0.524)         (0.174)
                             --------        --------        --------
Net asset value -
  End of period              $ 10.340        $ 10.340        $ 10.340
                             --------        --------        --------
Total return (c)                7.95%           7.15%           1.90% (d)
                             --------        --------        --------

RATIOS TO AVERAGE NET ASSETS
Expenses (e)                    1.11%           1.86%           1.72% (f)
Net investment income (e)       5.83%           5.08%           5.14% (f)
Portfolio turnover                23%             23%             23%
Net assets at end
  of period (000)            $ 52,847       $ 142,287           $ 341

(a) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(b) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuationg market values of the investments of the Fund.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f) Annualized.

                              Year ended November 30
      ------------------------------------------------------------------------
                   1996                                  1995
        Class A            Class B            Class A            Class B
      -------------     ---------------    --------------   ------------------

          $ 10.230            $ 10.230           $ 9.330              $ 9.330
          --------            --------           -------              -------

             0.624               0.548             0.656                0.583

            (0.051)             (0.051)            0.912                0.912
          --------            --------           -------              -------

             0.573               0.497             1.568                1.495
          --------            --------           -------              -------


            (0.643)             (0.567)           (0.668)              (0.595)

                 -                   -                 -                    -
          --------            --------           -------              -------

            (0.643)             (0.567)           (0.668)              (0.595)
          --------            --------           -------              -------

          $ 10.160            $ 10.160          $ 10.230             $ 10.230
          --------            --------           -------              -------
             5.86%               5.07%            17.28%               16.42%
          --------            --------           -------              -------


             1.10%               1.85%             1.17%                1.92%
             6.19%               5.44%             6.67%                5.92%
                8%                  8%               26%                  26%

          $ 37,420           $ 145,200          $ 17,997            $ 137,893

                          FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                   Year ended November 30
                                 --------------------------
                                                  1994
                                  Class A (a)     Class B
                                 --------------------------
Net asset value -
  Beginning of period              $ 9.800        $ 10.320
                                   -------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                0.188           0.605
Net realized and
  unrealized loss                   (0.496)         (1.016)
                                   -------        --------
  Total from Investment
    Operations                      (0.308)         (0.411)
                                   -------        --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
  income                            (0.162)         (0.579)
                                   -------        --------
Net asset value -
  End of period                    $ 9.330        $  9.330
                                   -------        --------
Total return (b)                   (3.15)%(c)      (4.10)%
                                   -------        --------

RATIOS TO AVERAGE NET ASSETS
Expenses                           1.15%(d)          1.90%
Net investment income              7.19%(d)          6.44%
Portfolio turnover                  25%                25%
Net assets at end
  of period (000)                  $ 6,027        $113,549

(a) Class A shares were initially offered on September 1, 1994. Per share amounts reflect activity from that date.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Not annualized.
(d) Annualized.

                        REPORT OF INDEPENDENT ACCOUNTANTS

T0 THE TRUSTEES OF COLONIAL TRUST IV AND THE SHAREHOLDERS OF COLONIAL HIGH YIELD MUNICIPAL FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial High Yield Municipal Fund (a series of Colonial Trust IV) at November 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
January 13, 1999

                                 HOW TO REACH US
                               BY PHONE OR BY MAIL

BY TELEPHONE
CUSTOMER CONNECTION - 1-800-345-6611
For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends and capital gains information .............press [1]

For account information ..............................................press [2]

To speak to a service representative .................................press [3]

For yield and total return information ...............................press [4]

For duplicate statements or new supply of checks .....................press [5]

To order duplicate tax forms and year-end statements .................press [6]
(February through May)

To review your options at any time during your call ..................press [*]

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 a.m. to 8:00 p.m. ET, and Saturdays from February through mid-April, 10:00 a.m. to 2:00 p.m. ET.

LIBERTY TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737
To purchase, exchange or sell shares by telephone, call Monday to Friday, 9:00 a.m. to 7:00 p.m. ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

LITERATURE - 1-800-426-3750
To request literature on any fund distributed by Liberty Funds Distributor, Inc., call Monday to Friday, 8:30 a.m. to 6:30 p.m. ET.

BY MAIL

LIBERTY FUNDS SERVICES, INC.
P.O. BOX 1722
BOSTON, MA 02105-1722

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial High Yield Municipal Fund is:

Liberty Funds Services, Inc.*
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

Colonial High Yield Municipal Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial High Yield Municipal Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor Performance Update.

*Effective October 1, 1998, Colonial Investors Service Center, Inc. - the
 Transfer Agent for Colonial, Crabbe Huson, Newport and Stein Roe Advisor Funds
 - changed its name to Liberty Funds Services, Inc.

                                    TRUSTEES

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN CARBERRY
Senior Vice President of Liberty Financial Companies, Inc.
(formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN
Retired Partner, KPMG Peat Marwick LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

[logo] L I B E R T Y
       COLONIAL o CRABBE HUSON o  NEWPORT o STEIN ROE ADVISOR
       Liberty Funds Distributor, Inc. (C)1999
       One Financial Center, Boston, MA 02111-2621 1-800-426-3750
       Visit us at www.libertyfunds.com

                                                  HM-02/335G-1298 (1/99) 98/1430